Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized Cost	$ 18,763	$ 18,738
Gross Unrealized Gains	69	16
Gross Unrealized Losses	(228)	(1,941)
Gross Realized Losses	(140)
Fair Value	18,464	16,813
Mutual funds
Marketable Securities [Line Items]
Amortized Cost	1,252	1,274
Gross Unrealized Gains	22	3
Gross Unrealized Losses	0	(19)
Gross Realized Losses	(0)
Fair Value	1,274	1,258
Government debentures
Marketable Securities [Line Items]
Amortized Cost	1,894	1,157
Gross Unrealized Gains	23	0
Gross Unrealized Losses	0	(368)
Gross Realized Losses	(9)
Fair Value	1,908	789
Corporate debentures
Marketable Securities [Line Items]
Amortized Cost	15,617	16,307
Gross Unrealized Gains	24	13
Gross Unrealized Losses	(228)	(1,554)
Gross Realized Losses	(131)
Fair Value	$ 15,282	$ 14,766